Income Tax (Table)	11 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$335,155

Total deferred tax asset	335,155
Valuation allowance	(335,155)

Deferred tax asset, net of allowance	$—

Summary of Income Tax Proivision
The income tax provision consists of the following:

December 31, 2020
Federal
Current	$10,070
Deferred	(335,155)
State
Current	$—
Deferred	—
Change in valuation allowance	335,155

Income tax provision	$10,070

Summary of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of Warrants	(14.6)%
Change in fair value of FPA	(3.0)%
Initial classification of FPA	(0.3)%
Compensation expense	(1.0)%
Transaction costs	(1.0)%
Change in valuation allowance	(1.2)%

Income tax provision	(0.1)%